Taxes (Details 2) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current assets	$ 658	$ 411
Non-current assets	365	319
Current assets	1,023	730
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Current assets	653	405
Non-current assets	365	319
Current assets	1,018	724
Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Current assets	5	6
Current assets	$ 5	$ 6